Employee benefits (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Profit sharing program expense	$ 628	$ 611	$ 557
Other expenses	158	139	109
Plan assets, at fair value	5,471	5,059
Estimate of contributions	57
Portfolio Of Vale Stock [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Plan assets, at fair value	0	23
Brazilian Federal Government Securities [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Plan assets, at fair value	4,965	3,945
Canadian Government Securities [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Plan assets, at fair value	$ 866	$ 507
Pension Plan [Member]
IfrsStatementLineItems [Line Items]
Pension plan obligations			836
Other expenses			$ 5